Summary of Material Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2025 revenueStreams segment
Disclosure Of Detailed Information Accounting Policies [Line Items]
Number of major revenue streams	2
Licensing revenue stream, number of categories	2
Number of operating segments | segment	1
Minimum
Disclosure Of Detailed Information Accounting Policies [Line Items]
Revenue contract terms	3 months
Maximum
Disclosure Of Detailed Information Accounting Policies [Line Items]
Revenue contract terms	1 year